Retirement-Related Benefits (Details 1)	12 Months Ended
Dec. 31, 2014
Personal Pension Plan (PPP)
Retirement-related Benefits Disclosures
Defined benefit plans, general information	Benefits provided to the PPP participants are calculated using benefit formulas that vary based on the participant. The first method uses a five-year, final pay formula that determines benefits based on salary, years of service, mortality and other participant-specific factors. The second method is a cash balance formula that calculates benefits using a percentage of employees’ annual salary, as well as an interest crediting rate.
IBM 401(k) Plus Plan
Retirement-related Benefits Disclosures
Maximum percentage, dollar-for-dollar match by entity to employee contribution of eligible compensation for employees hired prior to January 1, 2005	6.00%
Maximum percentage, dollar-for-dollar match by entity to employee contribution of eligible compensation for employees hired after January 1, 2005	5.00%
Employer's automatic contribution as a percentage of eligible compensation, lowest level defined	1.00%
Employer's automatic contribution as a percentage of eligible compensation, second level defined	2.00%
Employer's automatic contribution as a percentage of eligible compensation, highest level defined	4.00%
Service period after which employees receive automatic contributions	1 year
IBM Excess 401(k) Plus Plan
Retirement-related Benefits Disclosures
Service period after which employees receive automatic contributions	1 year
U.S. Nonpension Postretirement Benefit Plans
Retirement-related Benefits Disclosures
Minimum years of service remaining from retirement eligibility to participate in Future Health Account (FHA) benefits	5 years
Service period for retirement within which employees are covered under the entity's prior health benefits arrangements	5 years